                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

                Flexible Premium Variable Life Insurance Policy
                     MONY Life Insurance Company of America
                        MONY America Variable Account L

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 25 IS AMENDED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
--------------------------------------------------------------------------------------------

Form No. 14352 SL (Supp 1/01/01)                      Registration No. 333-06071

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the Flexible Premium Variable Life Insurance Policy Prospectus Portfolio dated May 1, 2000.

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statements of assets and liabilities as of September 30,
     2000 (unaudited).......................................   F-2
  Statements of operations for the nine months ended
     September 30, 2000 (unaudited).........................   F-8
  Statements of changes in net assets for the periods ended
     September 30, 2000 (unaudited) and December 31, 1999...  F-14
  Notes to financial statements (unaudited).................  F-21
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of September
     30, 2000 and December 31, 1999.........................  F-24
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     September 30, 2000 and 1999............................  F-25
  Unaudited interim condensed statements of income and
     comprehensive income for the nine-month periods ended
     September 30, 2000 and 1999............................  F-26
  Unaudited interim condensed statement of changes in
     shareholder's equity for the nine-month period ended
     September 30, 2000.....................................  F-27
  Unaudited interim condensed statements of cash flows for
     the nine-month periods ended September 30, 2000 and
     1999...................................................  F-28
  Notes to unaudited interim condensed financial
     statements.............................................  F-29

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 -----------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                                 -----------------------------------------------------
                                                    MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                   MARKET       TERM BOND        BOND       SECURITIES
                                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 -----------   ------------   -----------   ----------
                    ASSETS
Shares held in respective Funds................   20,781,729       181,403      1,625,122      224,801
                                                 ===========    ==========    ===========   ==========
Investments at cost............................  $20,781,729    $1,925,929    $21,959,692   $2,448,970
                                                 ===========    ==========    ===========   ==========
Investments in respective Funds at net asset
  value........................................  $20,781,729    $1,928,311    $20,297,773   $2,448,088
Amount due from MONY America...................          658           413            176          209
Amount due from respective Funds...............            0             0              0            0
                                                 -----------    ----------    -----------   ----------
Total assets...................................   20,782,387     1,928,724     20,297,949    2,448,297
                                                 -----------    ----------    -----------   ----------
                  LIABILITIES
Amount due to MONY America.....................            0             0              0            0
Amount due to respective Funds.................          658           413            176          209
                                                 -----------    ----------    -----------   ----------
Total liabilities..............................          658           413            176          209
                                                 -----------    ----------    -----------   ----------
Net assets.....................................  $20,781,729    $1,928,311    $20,297,773   $2,448,088
                                                 ===========    ==========    ===========   ==========
Net assets consist of:
  Contractholders' net payments................  $19,764,326    $1,835,299    $19,845,434   $2,286,811
  Undistributed net investment income..........    1,017,403       168,626      2,377,260      170,615
  Accumulated net realized gain (loss) on
     investments...............................            0       (77,997)      (263,002)      (8,456)
  Net unrealized appreciation (depreciation) of
     investments...............................            0         2,383     (1,661,919)        (882)
                                                 -----------    ----------    -----------   ----------
Net assets.....................................  $20,781,729    $1,928,311    $20,297,773   $2,448,088
                                                 ===========    ==========    ===========   ==========
Number of units outstanding*...................    1,772,018       172,423      1,835,381      216,838
                                                 -----------    ----------    -----------   ----------
Net asset value per unit outstanding*..........  $     11.73    $    11.18    $     11.06   $    11.29
                                                 ===========    ==========    ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                               --------------------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                               --------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                 EQUITY         VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                               ----------   -------------   ----------   -------------   -----------   -------------   ----------
           ASSETS
Shares held in respective
  Funds......................     79,630        24,996         17,770        155,235       4,163,169       24,989         28,572
                               ==========     ========      =========     ==========     ===========     ========       ========
Investments at cost..........  $3,239,492     $743,079      $ 554,492     $1,148,929     $22,141,157     $229,702       $178,840
                               ==========     ========      =========     ==========     ===========     ========       ========
Investments in respective
  Funds at net asset value...  $2,723,334     $653,898      $ 421,680     $1,103,722     $19,899,946     $234,899       $164,574
                               ----------     --------      ---------     ----------     -----------     --------       --------
Amount due from MONY
  America....................       1059           425             63            144             187          636              0
Amount due from respective
  Funds......................          0             0              0              0               0            0              0
                               ----------     --------      ---------     ----------     -----------     --------       --------
Total assets.................  2,724,393       654,323        421,743      1,103,866      19,900,133      235,535        164,574
                               ----------     --------      ---------     ----------     -----------     --------       --------
         LIABILITIES
Amount due to MONY America...          0             0              0              0               0            0              0
Amount due to respective
  Funds......................       1059           425             63            144             187          636              0
                               ----------     --------      ---------     ----------     -----------     --------       --------
Total liabilities............       1059           425             63            144             187          636              0
                               ----------     --------      ---------     ----------     -----------     --------       --------
Net assets...................  $2,723,334     $653,898      $ 421,680     $1,103,722     $19,899,946     $234,899       $164,574
                               ==========     ========      =========     ==========     ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments.................  $2,342,490     $538,686      $ 337,898     $  978,976     $19,279,552     $198,915       $177,315
  Undistributed net
    investment income........    737,904       202,518        285,602        145,470       3,023,854        1,644          1,621
  Accumulated net realized
    gain (loss) on
    investments..............    159,098         1,875        (69,008)        24,483        (162,249)      29,143            (96)
  Net unrealized appreciation
    (depreciation) of
    investments..............   (516,158)      (89,181)      (132,812)       (45,207)     (2,241,211)       5,197        (14,266)
                               ----------     --------      ---------     ----------     -----------     --------       --------
Net assets...................  $2,723,334     $653,898      $ 421,680     $1,103,722     $19,899,946     $234,899       $164,574
                               ==========     ========      =========     ==========     ===========     ========       ========
Number of units
  outstanding*...............    170,398        41,723         34,428         87,767       1,729,956       19,453         18,023
                               ----------     --------      ---------     ----------     -----------     --------       --------
Net asset value per unit
  outstanding*...............  $   15.98      $  15.67      $   12.25     $    12.58     $     11.50     $  12.08       $   9.13
                               ==========     ========      =========     ==========     ===========     ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                          ------------------------------------------
                                                          DREYFUS VARIABLE INVESTMENT
                                                                      FUND
                                                          ----------------------------     DREYFUS
                                                            CAPITAL      SMALL COMPANY      STOCK
                                                          APPRECIATION       STOCK          INDEX
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------   -----------
                         ASSETS
Shares held in respective Funds.........................       68,056        50,981          922,025
                                                           ==========      ========      ===========
Investments at cost.....................................   $2,649,713      $805,584      $32,698,560
                                                           ==========      ========      ===========
Investments in respective Funds at net asset value......   $2,739,242      $975,266      $34,539,284
Amount due from MONY America............................        1,277            77           14,877
Amount due from respective Funds........................            0             0                0
                                                           ----------      --------      -----------
        Total assets....................................    2,740,519       975,343       34,554,161
                                                           ----------      --------      -----------
                      LIABILITIES
Amount due to MONY America..............................            0             0                0
Amount due to respective Funds..........................        1,277            77           14,877
                                                           ----------      --------      -----------
Total liabilities.......................................        1,277            77           14,877
                                                           ----------      --------      -----------
Net assets..............................................   $2,739,242      $975,266      $34,539,284
                                                           ==========      ========      ===========
Net assets consist of:
  Contractholders' net payments.........................   $2,498,827      $775,962      $30,534,590
  Undistributed net investment income...................       20,327         2,695          748,739
  Accumulated net realized gain (loss) on investments...      130,559        26,927        1,415,231
  Net unrealized appreciation (depreciation) of
    investments.........................................       89,529       169,682        1,840,724
                                                           ----------      --------      -----------
Net assets..............................................   $2,739,242      $975,266      $34,539,284
                                                           ==========      ========      ===========
Number of units outstanding*............................      183,384        84,046        2,181,698
                                                           ----------      --------      -----------
Net asset value per unit outstanding*...................   $    14.94      $  11.60      $     15.83
                                                           ==========      ========      ===========

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                          ---------------------------------------------------------

                                                                             VAN ECK WORLDWIDE INSURANCE TRUST
                                                            DREYFUS     -------------------------------------------
                                                           SOCIALLY        HARD      WORLDWIDE        WORLDWIDE
                                                          RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                          -----------   ----------   ----------   -----------------
                         ASSETS
Shares held in respective Funds.........................      6,092        1,864        10,744          14,996
                                                           ========      =======      ========        ========
Investments at cost.....................................   $235,459      $20,987      $109,959        $184,368
                                                           ========      =======      ========        ========
Investments in respective Funds at net asset value......   $242,403      $21,962      $105,936        $161,654
Amount due from MONY America............................        536            0           354             418
Amount due from respective Funds........................          0            0             0               0
                                                           --------      -------      --------        --------
        Total assets....................................    242,939       21,962       106,290         162,072
                                                           --------      -------      --------        --------
                      LIABILITIES
Amount due to MONY America..............................          0            0             0               0
Amount due to respective Funds..........................        536            0           354             418
                                                           --------      -------      --------        --------
Total liabilities.......................................        536            0           354             418
                                                           --------      -------      --------        --------
Net assets..............................................   $242,403      $21,962      $105,936        $161,654
                                                           ========      =======      ========        ========
Net assets consist of:
  Contractholders' net payments.........................   $232,016      $20,860      $109,448        $170,913
  Undistributed net investment income...................      2,686           45         4,171             197
  Accumulated net realized gain (loss) on investments...        757           82        (3,660)         13,258
  Net unrealized appreciation (depreciation) of
    investments.........................................      6,944          975        (4,023)        (22,714)
                                                           --------      -------      --------        --------
Net assets..............................................   $242,403      $21,962      $105,936        $161,654
                                                           ========      =======      ========        ========
Number of units outstanding*............................     19,843        2,023        10,676          23,022
                                                           --------      -------      --------        --------
Net asset value per unit outstanding*...................   $  12.22      $ 10.86      $   9.92        $   7.02
                                                           ========      =======      ========        ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             --------------------------------------------------------------------------------------
                                                                 T. ROWE PRICE
                             --------------------------------------------------------------------------------------
                               EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                               INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                             ----------   ----------   -------------   ----------   -----------   -----------------
          ASSETS
Shares held in respective
  Funds....................      53,551     59,904          64,030        6,921        19,827           60,330
                             ==========    =======      ==========      =======      ========         ========
Investments at cost........  $1,027,211    $59,904      $1,137,187      $33,285      $505,099         $962,836
                             ==========    =======      ==========      =======      ========         ========
Investments in respective
  Funds at net asset
  value....................  $1,007,821    $59,904      $1,070,577      $33,497      $511,932         $973,732
Amount due from MONY
  America..................         216          0             501            0           242                0
Amount due from respective
  Funds....................           0          0               0            0             0                0
                             ----------    -------      ----------      -------      --------         --------
Total assets...............   1,008,037     59,904       1,071,078       33,497       512,174          973,732
                             ----------    -------      ----------      -------      --------         --------
        LIABILITIES
Amount due to MONY
  America..................           0          0               0            0             0                0
Amount due to respective
  Funds....................         216          0             501            0           242                0
                             ----------    -------      ----------      -------      --------         --------
Total liabilities..........         216          0             501            0           242                0
                             ----------    -------      ----------      -------      --------         --------
Net assets.................  $1,007,821    $59,904      $1,070,577      $33,497      $511,932         $973,732
                             ==========    =======      ==========      =======      ========         ========
Net assets consist of:
  Contractholders' net
     payments..............  $  974,266    $51,292      $1,118,919      $32,284      $477,972         $928,083
  Undistributed net
     investment income.....      65,544      8,612           2,296        1,044        20,704           29,950
  Accumulated net realized
     gain (loss) on
     investments...........     (12,599)         0          15,972          (43)        6,423            4,803
  Net unrealized
     appreciation
     (depreciation) of
     investments...........     (19,390)         0         (66,610)         212         6,833           10,896
                             ----------    -------      ----------      -------      --------         --------
Net assets.................  $1,007,821    $59,904      $1,070,577      $33,497      $511,932         $973,732
                             ==========    =======      ==========      =======      ========         ========
Number of units
  outstanding*.............      91,950      5,487          86,737        3,151        40,888           82,976
                             ----------    -------      ----------      -------      --------         --------
Net asset value per unit
  outstanding*.............  $    10.96    $ 10.92      $    12.34      $ 10.63      $  12.52         $  11.74
                             ==========    =======      ==========      =======      ========         ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                  -----------------------------------------------------------------
                                                                     FIDELITY VARIABLE INSURANCE
                                                                           PRODUCTS FUNDS
                                                  -----------------------------------------------------------------
                                                                               VIP III        VIP II      VIP III
                                                     VIP         VIP II        GROWTH         ASSET       GROWTH &
                                                    GROWTH       CONTRA     OPPORTUNITIES    MANAGER       INCOME
                                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                  ----------   ----------   -------------   ----------   ----------
                     ASSETS
Shares held in respective Funds.................     16,110        40,199        3,022         25,258       204,614
                                                   ========    ==========      =======       ========    ==========
Investments at cost.............................   $807,900    $1,013,153      $60,517       $414,026    $3,071,713
                                                   ========    ==========      =======       ========    ==========
Investments in respective Funds at net asset
  value.........................................   $801,977    $1,021,446      $60,293       $420,295    $3,277,917
Amount due from MONY America....................        759         1,102          963              0             0
Amount due from respective Funds................          0             0            0              0             0
                                                   --------    ----------      -------       --------    ----------
Total assets....................................    802,736     1,022,548       61,256        420,295     3,277,917
                                                   --------    ----------      -------       --------    ----------
                  LIABILITIES
Amount due to MONY America......................          0             0            0              0             0
Amount due to respective Funds..................        759         1,102          963              0             0
                                                   --------    ----------      -------       --------    ----------
Total liabilities...............................        759         1,102          963              0             0
                                                   --------    ----------      -------       --------    ----------
Net assets......................................   $801,977    $1,021,446      $60,293       $420,295    $3,277,917
                                                   ========    ==========      =======       ========    ==========
Net assets consist of:
  Contractholders' net payments.................   $797,062    $1,024,672      $60,051       $403,605    $3,000,936
  Undistributed net investment income...........     40,092         6,303            0              0         6,457
  Accumulated net realized gain (loss) on
    investments.................................    (29,254)      (17,822)         466         10,421        64,320
  Net unrealized appreciation (depreciation) of
    investments.................................     (5,923)        8,293         (224)         6,269       206,204
                                                   --------    ----------      -------       --------    ----------
Net assets......................................   $801,977    $1,021,446      $60,293       $420,295    $3,277,917
                                                   ========    ==========      =======       ========    ==========
Number of units outstanding*....................     67,218        96,345        6,474         41,322       323,212
                                                   --------    ----------      -------       --------    ----------
Net asset value per unit outstanding*...........   $  11.93    $    10.60      $  9.31       $  10.17    $    10.14
                                                   ========    ==========      =======       ========    ==========

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                  ---------------------------------------

                                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                  ---------------------------------------

                                                    EQUITY         FIXED
                                                    GROWTH        INCOME         VALUE
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                  -----------   -----------   -----------
                     ASSETS
Shares held in respective Funds.................     20,527        357,873          41
                                                   ========     ==========      ======
Investments at cost.............................   $431,904     $3,583,108      $  447
                                                   ========     ==========      ======
Investments in respective Funds at net asset
  value.........................................   $424,085     $3,839,976      $  472
Amount due from MONY America....................          0              0           0
Amount due from respective Funds................          0              0           0
                                                   --------     ----------      ------
Total assets....................................    424,085      3,839,976         472
                                                   --------     ----------      ------
                  LIABILITIES
Amount due to MONY America......................          0              0           0
Amount due to respective Funds..................          0              0           0
                                                   --------     ----------      ------
Total liabilities...............................          0              0           0
                                                   --------     ----------      ------
Net assets......................................   $424,085     $3,839,976      $  472
                                                   ========     ==========      ======
Net assets consist of:
  Contractholders' net payments.................   $413,889     $3,582,355      $  451
  Undistributed net investment income...........     11,069              0           0
  Accumulated net realized gain (loss) on
    investments.................................      6,946            753          (4)
  Net unrealized appreciation (depreciation) of
    investments.................................     (7,819)       256,868          25
                                                   --------     ----------      ------
Net assets......................................   $424,085     $3,839,976      $  472
                                                   ========     ==========      ======
Number of units outstanding*....................     37,911        358,231          46
                                                   --------     ----------      ------
Net asset value per unit outstanding*...........   $  11.19     $    10.72      $10.27
                                                   ========     ==========      ======

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -------------------------------------------------------------------
                                                                  JANUS ASPEN SERIES
                                          -------------------------------------------------------------------
                                          AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL
                                            GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                          ----------   ----------   -------------   ----------   ------------
                 ASSETS
Shares held in respective Funds.........      22,371      535,502        95,066         36,952        6,036
                                          ==========   ==========    ==========     ==========     ========
Investments at cost.....................  $1,217,348   $6,039,389    $3,824,899     $1,756,587     $200,348
                                          ==========   ==========    ==========     ==========     ========
Investments in respective Funds at net
  asset value...........................  $1,182,312   $6,061,888    $3,382,465     $1,568,975     $196,845
Amount due from MONY America............       2,964          643         1,960          1,614        2,008
Amount due from respective Funds........           0            0             0              0            0
                                          ----------   ----------    ----------     ----------     --------
Total assets............................   1,185,276    6,062,531     3,384,425      1,570,589      198,853
                                          ----------   ----------    ----------     ----------     --------
              LIABILITIES
Amount due to MONY America..............           0            0             0              0            0
Amount due to respective Funds..........       2,964          643         1,960          1,614        2,008
                                          ----------   ----------    ----------     ----------     --------
Total liabilities.......................       2,964          643         1,960          1,614        2,008
                                          ----------   ----------    ----------     ----------     --------
Net assets..............................  $1,182,312   $6,061,888    $3,382,465     $1,568,975     $196,845
                                          ==========   ==========    ==========     ==========     ========
Net assets consist of:
  Contractholders' net payments.........  $1,209,773   $5,961,243    $3,677,815     $1,734,946     $199,460
  Undistributed net investment income...      88,766       80,427       148,348         98,747          959
  Accumulated net realized gain (loss)
     on investments.....................     (81,191)      (2,281)       (1,264)       (77,106)         (71)
  Net unrealized appreciation
     (depreciation) of investments......     (35,036)      22,499      (442,434)      (187,612)      (3,503)
                                          ----------   ----------    ----------     ----------     --------
Net assets..............................  $1,182,312   $6,061,888    $3,382,465     $1,568,975     $196,845
                                          ==========   ==========    ==========     ==========     ========
Number of units outstanding*............     105,334      587,145       288,402        140,921       19,988
                                          ----------   ----------    ----------     ----------     --------
Net asset value per unit outstanding*...  $    11.22   $    10.32    $    11.73     $    11.13     $   9.85
                                          ==========   ==========    ==========     ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       ---------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                       ---------------------------------------------------
                                                         MONEY      INTERMEDIATE   LONG TERM    GOVERNMENT
                                                         MARKET      TERM BOND        BOND      SECURITIES
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                       ----------   ------------   ----------   ----------
Dividend income......................................   $609,574      $125,577     $1,339,956    $115,584
Distribution from capital gains......................          0             0              0          30
                                                        --------      --------     ----------    --------
Net investment income................................    609,574       125,577      1,339,956     115,614
                                                        --------      --------     ----------    --------
Realized and unrealized loss on investments:
  Net realized loss on investments...................          0       (71,430)      (188,463)     (8,724)
  Net change in unrealized appreciation of
     investments.....................................          0        25,768        492,394      13,530
                                                        --------      --------     ----------    --------
Net realized and unrealized loss on investments......          0       (45,662)       303,931       4,806
                                                        --------      --------     ----------    --------
Net increase in net assets resulting from
  operations.........................................   $609,574      $ 79,915     $1,643,887    $120,420
                                                        ========      ========     ==========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -------------------------------------------------------------
                                                          ENTERPRISE ACCUMULATION TRUST
                                          -------------------------------------------------------------
                                                          SMALL COMPANY                   INTERNATIONAL
                                             EQUITY           VALUE          MANAGED         GROWTH
                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                          -------------   -------------   -------------   -------------
                                          FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                          MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                          SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                              2000            2000            2000            2000
                                           (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                          -------------   -------------   -------------   -------------
Dividend income.........................    $ 625,935       $ 122,451       $ 143,242       $ 107,349
Distribution from capital gains.........            0               0               0               0
                                            ---------       ---------       ---------       ---------
Net investment income...................      625,935         122,451         143,242         107,349
                                            ---------       ---------       ---------       ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.........................      146,295          17,555         (55,202)         14,551
  Net change in unrealized depreciation
    of investments......................     (536,651)       (122,311)        (88,529)       (307,490)
                                            ---------       ---------       ---------       ---------
Net realized and unrealized gain (loss)
  on investments........................     (390,356)       (104,756)       (143,731)       (292,939)
                                            ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
  resulting from operations.............    $ 235,579       $  17,695       $    (489)      $(185,590)
                                            =========       =========       =========       =========

                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          --------------------------------------------------
                                                    ENTERPRISE ACCUMULATION TRUST
                                          --------------------------------------------------
                                           HIGH YIELD     SMALL COMPANY
                                              BOND           GROWTH             GROWTH
                                           SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                          -------------   -------------   ------------------
                                          FOR THE NINE    FOR THE NINE      FOR THE PERIOD
                                          MONTHS ENDED    MONTHS ENDED    FEBRUARY 4, 2000**
                                          SEPTEMBER 30,   SEPTEMBER 30,        THROUGH
                                              2000            2000        SEPTEMBER 30, 2000
                                           (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                          -------------   -------------   ------------------
Dividend income.........................   $ 1,414,125       $ 1,644           $  1,621
Distribution from capital gains.........             0             0                  0
                                           -----------       -------           --------
Net investment income...................     1,414,125         1,644              1,621
                                           -----------       -------           --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.........................       (90,678)       29,144                (96)
  Net change in unrealized depreciation
    of investments......................    (1,032,022)       (5,904)           (14,266)
                                           -----------       -------           --------
Net realized and unrealized gain (loss)
  on investments........................    (1,122,700)       23,240            (14,362)
                                           -----------       -------           --------
Net increase (decrease) in net assets
  resulting from operations.............   $   291,425       $24,884           $(12,741)
                                           ===========       =======           ========

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT
                                        FUND                                               VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                              CAPITAL      SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
Dividend income...........    $     92       $  1,649      $   119,505     $    12        $ 42       $ 3,021         $      0
Distribution from capital
  gains...................           0              0          157,040           0           0             0                0
                              --------       --------      -----------     -------        ----       -------         --------
Net investment income.....          92          1,649          276,545          12          42         3,021                0
                              --------       --------      -----------     -------        ----       -------         --------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
    on investments........      28,506         35,588        1,003,863         675          91        (3,671)           9,631
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...........     (12,729)        81,328       (1,801,410)     (3,678)        789        (2,124)         (42,009)
                              --------       --------      -----------     -------        ----       -------         --------
Net realized and
  unrealized gain (loss)
  on investments..........      15,777        116,916         (797,547)     (3,003)        880        (5,795)         (32,378)
                              --------       --------      -----------     -------        ----       -------         --------
Net increase (decrease) in
  net assets resulting
  from operations.........    $ 15,869       $118,565      $  (521,002)    $(2,991)       $922       $(2,774)        $(32,378)
                              ========       ========      ===========     =======        ====       =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                         ----------------------------------------------------------------------------------------
                                           EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGY
                                           INCOME      RESERVE         STOCK           BOND         GROWTH           BALANCE
                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                         ----------   ----------   -------------   ------------   -----------   -----------------
Dividend income........................   $ 13,223      $4,435       $      0         $  999        $     0          $13,706
Distribution from capital gains........     13,187           0              0              0              0              774
                                          --------      ------       --------         ------        -------          -------
Net investment income..................     26,410       4,435              0            999              0           14,480
                                          --------      ------       --------         ------        -------          -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments.......................    (15,725)          0         14,432            (41)          (646)            (426)
  Net change in unrealized appreciation
     (depreciation) of investments.....     30,456           0        (93,835)           250         (4,490)          11,247
                                          --------      ------       --------         ------        -------          -------
Net realized and unrealized gain (loss)
  on investments.......................     14,731           0        (79,403)           209         (5,136)          10,821
                                          --------      ------       --------         ------        -------          -------
Net increase (decrease) in net assets
  resulting from operations............   $ 41,141      $4,435       $(79,403)        $1,208        $(5,136)         $25,301
                                          ========      ======       ========         ======        =======          =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ------------------------------------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 ------------------------------------------------------------------------------------------
                                                                     VIP III                                  VIP III
                                      VIP           VIP II            GROWTH              VIP II             GROWTH AND
                                    GROWTH          CONTRA        OPPORTUNITIES       ASSET MANAGER            INCOME
                                  SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                 -------------   -------------   ----------------   ------------------   ------------------
                                                                  FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                 FOR THE NINE    FOR THE NINE    MARCH 31, 2000**   FEBRUARY 4, 2000**   JANUARY 13, 2000**
                                 MONTHS ENDED    MONTHS ENDED        THROUGH             THROUGH              THROUGH
                                 SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,       SEPTEMBER 30,        SEPTEMBER 30,
                                     2000            2000              2000                2000                 2000
                                  (UNAUDITED)     (UNAUDITED)      (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
                                 -------------   -------------   ----------------   ------------------   ------------------
Dividend income................    $    399        $    169           $   0              $     0              $    858
Distribution from capital
  gains........................      39,693           6,134               0                    0                 5,599
                                   --------        --------           -----              -------              --------
Net investment income..........      40,092           6,303               0                    0                 6,457
                                   --------        --------           -----              -------              --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................     (29,280)        (17,822)            466               10,421                64,320
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (14,652)          6,323            (224)               6,269               206,204
                                   --------        --------           -----              -------              --------
Net realized and unrealized
  gain (loss) on investments...     (43,932)        (11,499)            242               16,690               270,524
                                   --------        --------           -----              -------              --------
Net increase (decrease) in net
  assets resulting from
  operations...................    $ (3,840)       $ (5,196)          $ 242              $16,690              $276,981
                                   ========        ========           =====              =======              ========

                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 --------------------------------------------------
                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                 --------------------------------------------------

                                    EQUITY             FIXED
                                    GROWTH            INCOME             VALUE
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 -------------   -----------------   --------------
                                                  FOR THE PERIOD     FOR THE PERIOD
                                 FOR THE NINE    JANUARY 6, 2000**   MAY 22, 2000**
                                 MONTHS ENDED         THROUGH           THROUGH
                                 SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                     2000              2000               2000
                                  (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                 -------------   -----------------   --------------
Dividend income................    $  6,830          $      0             $ 0
Distribution from capital
  gains........................           0                 0               0
                                   --------          --------             ---
Net investment income..........       6,830                 0               0
                                   --------          --------             ---
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................       6,946               753              (4)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (12,723)          256,868              25
                                   --------          --------             ---
Net realized and unrealized
  gain (loss) on investments...      (5,777)          257,621              21
                                   --------          --------             ---
Net increase (decrease) in net
  assets resulting from
  operations...................    $  1,053          $257,621             $21
                                   ========          ========             ===

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                       ----------------------------------------------------------------------------------
                                                                       JANUS ASPEN SERIES
                                       ----------------------------------------------------------------------------------
                                        AGGRESSIVE       FLEXIBLE      INTERNATIONAL     WORLDWIDE          CAPITAL
                                          GROWTH          INCOME          GROWTH          GROWTH          APPRECIATION
                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                       -------------   -------------   -------------   -------------   ------------------
                                                                                                         FOR THE PERIOD
                                       FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE    FEBRUARY 4, 2000**
                                       MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED         THROUGH
                                       SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,
                                           2000            2000            2000            2000               2000
                                        (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                       -------------   -------------   -------------   -------------   ------------------
Dividend income......................    $  69,312       $ 79,990        $ 148,348       $  86,648          $   915
Distribution from capital gains......       19,454              0                0          12,099               44
                                         ---------       --------        ---------       ---------          -------
Net investment income................       88,766         79,990          148,348          98,747              959
                                         ---------       --------        ---------       ---------          -------
Realized and unrealized gain (loss)
  on investments:
  Net realized loss on investments...      (81,193)        (2,281)          (1,264)        (77,115)             (71)
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................      (59,515)        22,924         (442,927)       (194,612)          (3,503)
                                         ---------       --------        ---------       ---------          -------
Net realized and unrealized gain
  (loss) on investments..............     (140,708)        20,643         (444,191)       (271,727)          (3,574)
                                         ---------       --------        ---------       ---------          -------
Net increase (decrease) in net assets
  resulting from operations..........    $ (51,942)      $100,633        $(295,843)      $(172,980)         $(2,615)
                                         =========       ========        =========       =========          =======

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                                          -----------------------------------------------------------
                                                     MONEY                       INTERMEDIATE
                                                     MARKET                       TERM BOND
                                                   SUBACCOUNT                     SUBACCOUNT
                                          ----------------------------   ----------------------------
                                          FOR THE NINE                   FOR THE NINE
                                          MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                          SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                              2000        DECEMBER 31,       2000        DECEMBER 31,
                                           (UNAUDITED)        1999        (UNAUDITED)        1999
                                          -------------   ------------   -------------   ------------
From operations:
  Net investment income.................  $    609,574    $   345,020     $  125,577      $  35,406
  Net realized loss on investments......             0              0        (71,430)        (6,511)
  Net change in unrealized depreciation
    of investments......................             0              0         25,768        (28,840)
                                          ------------    ------------    ----------      ---------
Net increase (decrease) in net assets
  resulting from operations.............       609,574        345,020         79,915             55
                                          ------------    ------------    ----------      ---------
From unit transactions:
  Net proceeds from the issuance of
    units...............................    51,308,927     77,560,082      1,129,196        696,328
  Net asset value of units redeemed or
    used to meet contract obligations...   (50,354,661)   (61,373,092)       (99,854)      (181,862)
                                          ------------    ------------    ----------      ---------
Net increase (decrease) from unit
  transactions..........................       954,266     16,186,990      1,029,342        514,466
                                          ------------    ------------    ----------      ---------
Net increase in net assets..............     1,563,840     16,532,010      1,109,257        514,521
Net assets beginning of period..........    19,217,889      2,685,879        819,054        304,533
                                          ------------    ------------    ----------      ---------
Net assets end of period*...............  $ 20,781,729    $19,217,889     $1,928,311      $ 819,054
                                          ============    ============    ==========      =========
Unit transactions:
Units outstanding beginning of period...     1,712,047        251,238         76,605         28,549
Units issued during the period..........     4,213,391      8,571,435        104,808         65,528
Units redeemed during the period........    (4,153,420)    (7,110,626)        (8,990)       (17,472)
                                          ------------    ------------    ----------      ---------
Units outstanding end of period.........     1,772,018      1,712,047        172,423         76,605
                                          ============    ============    ==========      =========
---------------
 * Includes undistributed net investment
   income of............................  $  1,017,403    $   407,829     $  168,626      $  43,049
                                          ============    ============    ==========      =========

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                                          -----------------------------------------------------------
                                                   LONG TERM                      GOVERNMENT
                                                      BOND                        SECURITIES
                                                   SUBACCOUNT                     SUBACCOUNT
                                          ----------------------------   ----------------------------
                                          FOR THE NINE                   FOR THE NINE
                                          MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                          SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                              2000        DECEMBER 31,       2000        DECEMBER 31,
                                           (UNAUDITED)        1999        (UNAUDITED)        1999
                                          -------------   ------------   -------------   ------------
From operations:
  Net investment income.................   $ 1,339,956    $ 1,028,956     $  115,614          $36,509
  Net realized loss on investments......      (188,463)       (74,609)        (8,724)           (267)
  Net change in unrealized depreciation
    of investments......................       492,394     (2,165,463)        13,530         (27,741)
                                           -----------    -----------     ----------     ------------
Net increase (decrease) in net assets
  resulting from operations.............     1,643,887     (1,211,116)       120,420            8,501
                                           -----------    -----------     ----------     ------------
From unit transactions:
  Net proceeds from the issuance of
    units...............................       704,455     20,478,061        453,892        1,186,866
  Net asset value of units redeemed or
    used to meet contract obligations...      (718,081)      (936,588)      (148,348)        (49,795)
                                           -----------    -----------     ----------     ------------
Net increase (decrease) from unit
  transactions..........................       (13,626)    19,541,473        305,544        1,137,071
                                           -----------    -----------     ----------     ------------
Net increase in net assets..............     1,630,261     18,330,357        425,964        1,145,572
Net assets beginning of period..........    18,667,512        337,155      2,022,124          876,552
                                           -----------    -----------     ----------     ------------
Net assets end of period*...............   $20,297,773    $18,667,512     $2,448,088       $2,022,124
                                           ===========    ===========     ==========     ============
Unit transactions:
Units outstanding beginning of period...     1,836,729         30,651        189,531           82,700
Units issued during the period..........        66,254      1,909,822         41,076          119,022
Units redeemed during the period........       (67,602)      (103,744)       (13,769)        (12,191)
                                           -----------    -----------     ----------     ------------
Units outstanding end of period.........     1,835,381      1,836,729        216,838          189,531
                                           ===========    ===========     ==========     ============
---------------
 * Includes undistributed net investment
   income of............................   $ 2,377,260    $ 1,037,304     $  170,615          $55,001
                                           ===========    ===========     ==========     ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ------------------------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                           ------------------------------------------------------------------------------------------
                                                                 SMALL COMPANY
                                      EQUITY                         VALUE                         MANAGED
                                    SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                           ----------------------------   ----------------------------   ----------------------------

                           FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                           MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                           SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                               2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                            (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                           -------------   ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment income...   $  625,935      $  110,007      $ 122,451      $  35,776       $143,242       $  56,019
 Net realized gain (loss)
   on investments........      146,295           6,521         17,555        (17,101)       (55,202)        (14,912)
 Net change in unrealized
   appreciation
   (depreciation)
   investments...........     (536,651)         20,255       (122,311)        57,257        (88,529)         29,662
                            ----------      ----------      ---------      ---------       --------       ---------
Net increase (decrease)
 in net assets resulting
 from operations.........      235,579         136,783         17,695         75,932           (489)         70,769
                            ----------      ----------      ---------      ---------       --------       ---------
From unit transactions:
 Net proceeds from the
   issuance of units.....    1,221,982       1,307,396        198,985        469,522        111,270         294,982
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........     (148,302)        (64,000)      (125,827)      (413,361)       (45,572)       (861,595)
                            ----------      ----------      ---------      ---------       --------       ---------
Net increase (decrease)
 from unit
 transactions............    1,073,680       1,243,396         73,158         56,161         65,698        (566,613)
                            ----------      ----------      ---------      ---------       --------       ---------
Net increase (decrease)
 in net assets...........    1,309,259       1,380,179         90,853        132,093         65,209        (495,844)
Net assets beginning of
 period..................    1,414,075          33,896        563,045        430,952        356,471         852,315
                            ----------      ----------      ---------      ---------       --------       ---------
Net assets end of
 period*.................   $2,723,334      $1,414,075      $ 653,898      $ 563,045       $421,680       $ 356,471
                            ==========      ==========      =========      =========       ========       =========
Unit transactions:
Units outstanding
 beginning of period.....      102,764           2,848         36,787         34,921         28,967          75,641
Units issued during the
 period..................       77,180         109,654         11,724         37,233          8,556          25,257
Units redeemed during the
 period..................       (9,546)         (9,738)        (6,788)       (35,367)        (3,095)        (71,931)
                            ----------      ----------      ---------      ---------       --------       ---------
Units outstanding end of
 period..................      170,398         102,764         41,723         36,787         34,428          28,967
                            ==========      ==========      =========      =========       ========       =========
---------------
 * Includes undistributed
   net investment income
   of:...................   $  737,904      $    1,962      $ 202,518      $  80,067       $285,602       $ 142,360
                            ==========      ==========      =========      =========       ========       =========

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ----------------------------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                           ----------------------------------------------------------------------------------------------
                                  INTERNATIONAL                    HIGH YIELD                     SMALL COMPANY
                                      GROWTH                          BOND                            GROWTH
                                    SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                           ----------------------------   ----------------------------   --------------------------------

                                                                                                          FOR THE PERIOD
                           FOR THE NINE                   FOR THE NINE                   FOR THE NINE      DECEMBER 8,
                           MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED         1999**
                           SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,       THROUGH
                               2000        DECEMBER 31,       2000        DECEMBER 31,       2000          DECEMBER 31,
                            (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)          1999
                           -------------   ------------   -------------   ------------   -------------   ----------------
From operations:
 Net investment income...   $  107,349      $   23,845     $ 1,414,125    $ 1,578,167      $  1,644          $      0
 Net realized gain (loss)
   on investments........       14,551           9,678         (90,678)       (71,226)       29,144                (1)
 Net change in unrealized
   appreciation
   (depreciation)
   investments...........     (307,490)        259,460      (1,032,022)    (1,182,329)       (5,904)           11,101
                            ----------      ----------     -----------    -----------      --------          --------
Net increase (decrease)
 in net assets resulting
 from operations.........     (185,590)        292,983         291,425        324,612        24,884            11,100
                            ----------      ----------     -----------    -----------      --------          --------
From unit transactions:
 Net proceeds from the
   issuance of units.....      289,269         292,983         286,555     20,539,013       143,081           137,592
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........      (42,854)        (29,145)       (737,663)    (1,183,708)      (81,570)             (188)
                            ----------      ----------     -----------    -----------      --------          --------
Net increase (decrease)
 from unit
 transactions............      246,415         521,394        (451,108)    19,355,305        61,511           137,404
                            ----------      ----------     -----------    -----------      --------          --------
Net increase (decrease)
 in net assets...........       60,825         814,377        (159,683)    19,679,917        86,395           148,504
Net assets beginning of
 period..................    1,042,897         228,520      20,059,629        379,712       148,504                 0
                            ----------      ----------     -----------    -----------      --------          --------
Net assets end of
 period*.................   $1,103,722      $1,042,897     $19,899,946    $20,059,629      $234,899          $148,504
                            ==========      ==========     ===========    ===========      ========          ========
Unit transactions:
Units outstanding
 beginning of period.....       70,342          21,906       1,769,481         34,788        13,697                 0
Units issued during the
 period..................       20,609          52,464          23,651      1,854,079        12,028            13,716
Units redeemed during the
 period..................       (3,184)         (4,028)        (63,176)      (119,386)       (6,272)              (19)
                            ----------      ----------     -----------    -----------      --------          --------
Units outstanding end of
 period..................       87,767          70,342       1,729,956      1,769,481        19,453            13,697
                            ==========      ==========     ===========    ===========      ========          ========
---------------
 * Includes undistributed
   net investment income
   of:...................   $  145,470      $   38,121     $ 3,023,854    $ 1,609,729      $  1,644          $      0
                            ==========      ==========     ===========    ===========      ========          ========

                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ----------------
                           ENTERPRISE ACCUMULATION TRUST
                           ----------------

                                GROWTH
                              SUBACCOUNT
                           ----------------
                            FOR THE PERIOD
                             FEBRUARY 4,
                                2000**
                               THROUGH
                            SEPTEMBER 30,
                                 2000
                             (UNAUDITED)
                           ----------------
From operations:
 Net investment income...      $  1,621
 Net realized gain (loss)
   on investments........           (96)
 Net change in unrealized
   appreciation
   (depreciation)
   investments...........       (14,266)
                               --------
Net increase (decrease)
 in net assets resulting
 from operations.........       (12,741)
                               --------
From unit transactions:
 Net proceeds from the
   issuance of units.....       180,142
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........        (2,827)
                               --------
Net increase (decrease)
 from unit
 transactions............       177,315
                               --------
Net increase (decrease)
 in net assets...........       164,574
Net assets beginning of
 period..................             0
                               --------
Net assets end of
 period*.................      $164,574
                               ========
Unit transactions:
Units outstanding
 beginning of period.....             0
Units issued during the
 period..................        18,313
Units redeemed during the
 period..................          (290)
                               --------
Units outstanding end of
 period..................        18,023
                               ========
---------------
 * Includes undistributed
   net investment income
   of:...................      $  1,621
                               ========

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------
                                                 DREYFUS VARIABLE INVESTMENT FUND
                                    -----------------------------------------------------------      DREYFUS
                                                                          SMALL COMPANY               STOCK
                                            APPRECIATION                      STOCK                   INDEX
                                             SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                    ----------------------------   ----------------------------   -------------
                                    FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                    MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED
                                    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,
                                        2000        DECEMBER 31,       2000        DECEMBER 31,       2000
                                     (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)
                                    -------------   ------------   -------------   ------------   -------------
From operations:
Net investment income.............   $       92      $   16,245      $   1,649     $         0     $   276,545
Net realized gain (loss) on
  investments.....................       28,506         100,007         35,588          (7,540)      1,003,863
Net change in unrealized
  appreciation (depreciation) of
  investments.....................      (12,729)         35,110         81,328          82,425      (1,801,410)
                                     ----------      ----------      ---------     -----------     -----------
Net increase (decrease) in net
  assets resulting from
  operations......................       15,869         151,362        118,565          74,885        (521,002)
                                     ----------      ----------      ---------     -----------     -----------
From unit transactions:
  Net proceeds from the issuance
    of units......................    1,174,491       1,490,345        216,678         526,467       5,752,613
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (209,874)       (363,376)      (150,061)       (106,947)     (1,372,121)
                                     ----------      ----------      ---------     -----------     -----------
Net increase (decrease) from unit
  transactions....................      964,617       1,126,969         66,617         419,520       4,380,492
                                     ----------      ----------      ---------     -----------     -----------
Net increase in net assets........      980,486       1,278,331        185,182         494,405       3,859,490
Net assets beginning of period....    1,758,756         480,425        790,084         295,679      30,679,794
                                     ----------      ----------      ---------     -----------     -----------
Net assets end of period*.........   $2,739,242      $1,758,756      $ 975,266     $   790,084     $34,539,284
                                     ==========      ==========      =========     ===========     ===========
Unit transactions:
Units outstanding beginning of
  period..........................      118,872          36,191         78,184          32,362       1,903,421
Units issued during the period....       78,359         116,773         20,158          58,620         346,583
Units redeemed during the
  period..........................      (13,847)        (34,092)       (14,296)        (12,798)        (68,306)
                                     ----------      ----------      ---------     -----------     -----------
Units outstanding end of period...      183,384         118,872         84,046          78,184       2,181,698
                                     ==========      ==========      =========     ===========     ===========

---------------
 * Includes undistributed net
   investment income of:..........   $   20,327      $   20,235      $   2,695     $     1,046     $   748,739
                                     ==========      ==========      =========     ===========     ===========
** Commencement of operations

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------

                                      DREYFUS                    DREYFUS
                                       STOCK                     SOCIALLY
                                       INDEX                   RESPONSIBLE
                                     SUBACCOUNT                 SUBACCOUNT
                                    ------------   ------------------------------------
                                                   FOR THE NINE
                                      FOR THE      MONTHS ENDED       FOR THE PERIOD
                                     YEAR ENDED    SEPTEMBER 30,   SEPTEMBER 30, 1999**
                                    DECEMBER 31,       2000              THROUGH
                                        1999        (UNAUDITED)     DECEMBER 31, 1999
                                    ------------   -------------   --------------------
From operations:
Net investment income.............  $   432,056      $     12            $ 2,674
Net realized gain (loss) on
  investments.....................      386,134           675                 82
Net change in unrealized
  appreciation (depreciation) of
  investments.....................    3,009,797        (3,678)            10,622
                                    -----------      --------            -------
Net increase (decrease) in net
  assets resulting from
  operations......................    3,827,987        (2,991)            13,378
                                    -----------      --------            -------
From unit transactions:
  Net proceeds from the issuance
    of units......................   23,789,517       169,449             67,417
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (840,260)       (4,064)              (786)
                                    -----------      --------            -------
Net increase (decrease) from unit
  transactions....................   22,949,257       165,385             66,631
                                    -----------      --------            -------
Net increase in net assets........   26,777,244       162,394             80,009
Net assets beginning of period....    3,902,550        80,009                  0
                                    -----------      --------            -------
Net assets end of period*.........  $30,679,794      $242,403            $80,009
                                    ===========      ========            =======
Unit transactions:
Units outstanding beginning of
  period..........................      291,990         6,671                  0
Units issued during the period....    1,696,879        13,492              6,742
Units redeemed during the
  period..........................      (85,448)         (320)               (71)
                                    -----------      --------            -------
Units outstanding end of period...    1,903,421        19,843              6,671
                                    ===========      ========            =======
---------------
 * Includes undistributed net
   investment income of:..........  $   472,194      $  2,686            $ 2,674
                                    ===========      ========            =======
** Commencement of operations

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                       ------------------------------------------------------------------------------------------
                                                                   VAN ECK WORLDWIDE INSURANCE TRUST
                                       ------------------------------------------------------------------------------------------
                                                   HARD                        WORLDWIDE                      WORLDWIDE
                                                  ASSETS                          BOND                     EMERGING MARKETS
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                       ----------------------------   ----------------------------   ----------------------------
                                       FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                       MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                       SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                           2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                        (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                       -------------   ------------   -------------   ------------   -------------   ------------
From operations:
Net investment income................     $    42         $    3        $  3,021        $ 1,150        $      0        $      0
Net realized gain (loss) on
  investments........................          91             (4)         (3,671)           (19)          9,631           8,133
Net change in unrealized appreciation
  (depreciation) of investments......         789            211          (2,124)        (3,363)        (42,009)         24,877
                                          -------         ------        --------        -------        --------        --------
Net increase (decrease) in net assets
  resulting from operations..........         922            210          (2,774)        (2,232)        (32,378)         33,010
                                          -------         ------        --------        -------        --------        --------
From unit transactions:
    Net proceeds from the issuance of
      units..........................      18,014          3,174          72,244         35,112         147,994          29,369
    Net asset value of units redeemed
      or used to meet contract
      obligations....................        (396)          (173)        (15,834)        (1,399)        (24,455)        (17,369)
                                          -------         ------        --------        -------        --------        --------
Net increase (decrease) from unit
  transactions.......................      17,618          3,001          56,410         33,713         123,539          12,000
                                          -------         ------        --------        -------        --------        --------
Net increase in net assets...........      18,540          3,211          53,636         31,481          91,161          45,010
Net assets beginning of period.......       3,422            211          52,300         20,819          70,493          25,483
                                          -------         ------        --------        -------        --------        --------
Net assets end of period*............     $21,962         $3,422        $105,936        $52,300        $161,654        $ 70,493
                                          =======         ======        ========        =======        ========        ========
Unit transactions:
Units outstanding beginning of
  period.............................         343             26           5,105          1,873           7,590           5,495
Units issued during the period.......       1,729            335           7,190          3,398          17,192           4,827
Units redeemed during the period.....         (49)           (18)         (1,619)          (166)         (1,760)         (2,732)
                                          -------         ------        --------        -------        --------        --------
Units outstanding end of period......       2,023            343          10,676          5,105          23,022           7,590
                                          =======         ======        ========        =======        ========        ========

---------------
 * Includes undistributed net
   investment income of:.............     $    45         $    3        $  4,171        $ 1,150        $    197        $    197
                                          =======         ======        ========        =======        ========        ========

** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                   ------------------------------------------------------------------------------------------
                                          EQUITY INCOME                  PRIME RESERVE               INTERNATIONAL STOCK
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------   ----------------------------   ----------------------------
                                                                                    FOR THE
                                                                                     PERIOD
                                   FOR THE NINE                   FOR THE NINE    FEBRUARY 1,    FOR THE NINE
                                   MONTHS ENDED      FOR THE      MONTHS ENDED       1999**      MONTHS ENDED      FOR THE
                                   SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,     THROUGH      SEPTEMBER 30,    YEAR ENDED
                                       2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                    (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                   -------------   ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment income...........   $   26,410       $ 37,491       $  4,435        $  4,177      $        0       $  2,061
 Net realized gain (loss) on
   investments...................      (15,725)         3,114              0               0          14,432          1,541
 Net change in unrealized
   appreciation (depreciation) of
   investments...................       30,456        (48,742)             0               0         (93,835)        26,668
                                    ----------       --------       --------        --------      ----------       --------
Net increase (decrease) in net
 assets resulting from
 operations......................       41,141         (8,137)         4,435           4,177         (79,403)        30,270
                                    ----------       --------       --------        --------      ----------       --------
From unit transactions:
 Net proceeds from the issuance
   of units......................      456,144        745,478          1,262         103,722       1,072,170        105,728
 Net asset value of units
   redeemed or used to meet
   contract obligations..........     (204,154)       (72,035)       (47,396)         (6,296)        (60,312)       (12,925)
                                    ----------       --------       --------        --------      ----------       --------
Net increase from unit
 transactions....................      251,990        673,443        (46,134)         97,426       1,011,858         92,803
                                    ----------       --------       --------        --------      ----------       --------
Net increase in net assets.......      293,131        665,306        (41,699)        101,603         932,455        123,073
Net assets beginning of period...      714,690         49,384        101,603               0         138,122         15,049
                                    ----------       --------       --------        --------      ----------       --------
Net assets end of period*........   $1,007,821       $714,690       $ 59,904        $101,603      $1,070,577       $138,122
                                    ==========       ========       ========        ========      ==========       ========
Unit transactions:
Units outstanding beginning of
 period..........................       67,719          4,853          9,723               0           9,827          1,427
Units issued during the period...       43,090         69,677            119          10,380          81,197          9,599
Units redeemed during the
 period..........................      (18,859)        (6,811)        (4,355)           (657)         (4,287)        (1,199)
                                    ----------       --------       --------        --------      ----------       --------
Units outstanding end of
 period..........................       91,950         67,719          5,487           9,723          86,737          9,827
                                    ==========       ========       ========        ========      ==========       ========
---------------
 * Includes undistributed net
   investment income of:.........   $   65,544       $ 39,134       $  8,612        $  4,177      $    2,296       $    235
                                    ==========       ========       ========        ========      ==========       ========
** Commencement of operations.

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                   ------------------------------------------------------------------------------------------
                                           LIMITED TERM                NEW AMERICA GROWTH         PERSONAL STRATEGY BALANCE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------   ----------------------------   ----------------------------
                                                     FOR THE
                                                      PERIOD
                                   FOR THE NINE    FEBRUARY 1,    FOR THE NINE                   FOR THE NINE
                                   MONTHS ENDED       1999**      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                   SEPTEMBER 30,     THROUGH      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                       2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                    (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                   -------------   ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment income...........     $   999         $   45        $      0       $  19,751       $ 14,480       $  15,098
 Net realized gain (loss) on
   investments...................         (41)            (2)           (646)          7,059           (426)          5,226
 Net change in unrealized
   appreciation (depreciation) of
   investments...................         250            (38)         (4,490)          7,101         11,247            (278)
                                      -------         ------        --------       ---------       --------       ---------
Net increase (decrease) in net
 assets resulting from
 operations......................       1,208              5          (5,136)         33,911         25,301          20,046
                                      -------         ------        --------       ---------       --------       ---------
From unit transactions:
 Net proceeds from the issuance
   of units......................      32,551          1,021         228,554         367,884        871,582         324,297
 Net asset value of units
   redeemed or used to meet
   contract obligations..........      (1,222)           (66)        (60,019)       (101,482)       (24,515)       (251,898)
                                      -------         ------        --------       ---------       --------       ---------
Net increase from unit
 transactions....................      31,329            955         168,535         266,402        847,067          72,399
                                      -------         ------        --------       ---------       --------       ---------
Net increase in net assets.......      32,537            960         163,399         300,313        872,368          92,445
Net assets beginning of period...         960              0         348,533          48,220        101,364           8,919
                                      -------         ------        --------       ---------       --------       ---------
Net assets end of period*........     $33,497         $  960        $511,932       $ 348,533       $973,732       $ 101,364
                                      =======         ======        ========       =========       ========       =========
Unit transactions:
Units outstanding beginning of
 period..........................          95              0          27,453           4,282          8,978             856
Units issued during the period...       3,174            104          17,612          31,991         76,443          31,131
Units redeemed during the
 period..........................        (118)            (9)         (4,177)         (8,820)        (2,445)        (23,009)
                                      -------         ------        --------       ---------       --------       ---------
Units outstanding end of
 period..........................       3,151             95          40,888          27,453         82,976           8,978
                                      =======         ======        ========       =========       ========       =========
---------------
 * Includes undistributed net
   investment income of:.........     $ 1,044         $   45        $ 20,704       $  20,704       $ 29,950       $  15,470
                                      =======         ======        ========       =========       ========       =========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                             FIDELITY VARIABLE INSURANCE
                                                                   PRODUCTS FUNDS
                                        ---------------------------------------------------------------------

                                                       VIP                               VIP II
                                                     GROWTH                              CONTRA
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------   ---------------------------------

                                        FOR THE NINE     FOR THE PERIOD     FOR THE NINE     FOR THE PERIOD
                                        MONTHS ENDED       NOVEMBER 2,      MONTHS ENDED       DECEMBER 8,
                                        SEPTEMBER 30,        1999**         SEPTEMBER 30,        1999**
                                            2000             THROUGH            2000             THROUGH
                                         (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
                                        -------------   -----------------   -------------   -----------------
From operations:
 Net investment income................    $  40,092         $      0         $    6,303          $     0
 Net realized gain (loss) on
   investments........................      (29,280)              26            (17,822)               0
 Net change in unrealized appreciation
   (depreciation) of investments......      (14,652)           8,729              6,323            1,970
                                          ---------         --------         ----------          -------
Net increase (decrease) in net assets
 resulting from operations............       (3,840)           8,755             (5,196)           1,970
                                          ---------         --------         ----------          -------
From unit transactions:
 Net proceeds from the issuance of
   units..............................      830,055          180,982          1,117,076           36,973
 Net asset value of units redeemed or
   used to meet contract
   obligations........................     (213,766)            (209)          (129,330)             (47)
                                          ---------         --------         ----------          -------
Net increase from unit transactions...      616,289          180,773            987,746           36,926
                                          ---------         --------         ----------          -------
Net increase in net assets............      612,449          189,528            982,550           38,896
Net assets beginning of period........      189,528                0             38,896                0
                                          ---------         --------         ----------          -------
Net assets end of period*.............    $ 801,977         $189,528         $1,021,446          $38,896
                                          =========         ========         ==========          =======
Unit transactions:
Units outstanding beginning of
 period...............................       16,127                0              3,667                0
Units issued during the period........       69,324           16,147             99,163            3,672
Units redeemed during the period......      (18,233)             (20)            (6,485)              (5)
                                          ---------         --------         ----------          -------
Units outstanding end of period.......       67,218           16,127             96,345            3,667
                                          =========         ========         ==========          =======

---------------
 * Includes undistributed net
   investment income of:..............    $  40,092         $      0         $    6,303          $     0
                                          =========         ========         ==========          =======
** Commencement of operations.

                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE
                                                               PRODUCTS FUNDS
                                        ------------------------------------------------------------
                                             VIP III
                                              GROWTH               VIP II              VIP III
                                          OPPORTUNITIES        ASSET MANAGER       GROWTH & INCOME
                                            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                        ------------------   ------------------   ------------------

                                          FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                            MARCH 31,           FEBRUARY 4,          JANUARY 13,
                                              2000**               2000**               2000**
                                             THROUGH              THROUGH              THROUGH
                                        SEPTEMBER 30, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000
                                           (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                        ------------------   ------------------   ------------------
From operations:
 Net investment income................       $     0              $      0            $    6,457
 Net realized gain (loss) on
   investments........................           466                10,421                64,320
 Net change in unrealized appreciation
   (depreciation) of investments......          (224)                6,269               206,204
                                             -------              --------            ----------
Net increase (decrease) in net assets
 resulting from operations............           242                16,690               276,981
                                             -------              --------            ----------
From unit transactions:
 Net proceeds from the issuance of
   units..............................        60,920               416,135             3,102,451
 Net asset value of units redeemed or
   used to meet contract
   obligations........................          (869)              (12,530)             (101,515)
                                             -------              --------            ----------
Net increase from unit transactions...        60,051               403,605             3,000,936
                                             -------              --------            ----------
Net increase in net assets............        60,293               420,295             3,277,917
Net assets beginning of period........             0                     0                     0
                                             -------              --------            ----------
Net assets end of period*.............       $60,293              $420,295            $3,277,917
                                             =======              ========            ==========
Unit transactions:
Units outstanding beginning of
 period...............................             0                     0                     0
Units issued during the period........         6,564                42,544               333,479
Units redeemed during the period......           (90)               (1,222)              (10,267)
                                             -------              --------            ----------
Units outstanding end of period.......         6,474                41,322               323,212
                                             =======              ========            ==========
---------------
 * Includes undistributed net
   investment income of:..............       $     0              $      0            $    6,457
                                             =======              ========            ==========
** Commencement of operations.

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        -------------------------------------------------------------------

                                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                        -------------------------------------------------------------------

                                                     EQUITY                     FIXED
                                                     GROWTH                     INCOME           VALUE
                                                   SUBACCOUNT                 SUBACCOUNT       SUBACCOUNT
                                        ---------------------------------   --------------   --------------
                                                                            FOR THE PERIOD   FOR THE PERIOD
                                                                              JANUARY 6,        MAY 22,
                                        FOR THE NINE     FOR THE PERIOD         2000**           2000**
                                        MONTHS ENDED       DECEMBER 8,         THROUGH          THROUGH
                                        SEPTEMBER 30,        1999**         SEPTEMBER 30,    SEPTEMBER 30,
                                            2000             THROUGH             2000             2000
                                         (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)      (UNAUDITED)
                                        -------------   -----------------   --------------   --------------
From operations:
 Net investment income................    $   6,830         $  4,239          $        0          $  0
 Net realized gain (loss) on
   investments........................        6,946                0                 753            (4)
 Net change in unrealized appreciation
   (depreciation) of investments......      (12,723)           4,904             256,868            25
                                          ---------         --------          ----------          ----
Net increase (decrease) in net assets
 resulting from operations............        1,053            9,143             257,621            21
                                          ---------         --------          ----------          ----
From unit transactions:
 Net proceeds from the issuance of
   units..............................      427,400          121,757           3,599,132           463
 Net asset value of units redeemed or
   used to meet contract
   obligations........................     (135,080)            (188)            (16,777)          (12)
                                          ---------         --------          ----------          ----
Net increase from unit transactions...      292,320          121,569           3,582,355           451
                                          ---------         --------          ----------          ----
Net increase in net assets............      293,373          130,712           3,839,976           472
Net assets beginning of period........      130,712                0                   0             0
                                          ---------         --------          ----------          ----
Net assets end of period*.............    $ 424,085         $130,712          $3,839,976          $472
                                          =========         ========          ==========          ====
Unit transactions:
Units outstanding beginning of
 period...............................       12,171                0                   0             0
Units issued during the period........       37,593           12,190             359,866            47
Units redeemed during the period......      (11,853)             (19)             (1,635)           (1)
                                          ---------         --------          ----------          ----
Units outstanding end of period.......       37,911           12,171             358,231            46
                                          =========         ========          ==========          ====
---------------
 * Includes undistributed net
   investment income of:..............    $  11,069         $  4,239          $        0          $  0
                                          =========         ========          ==========          ====
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------------------------------------
                                                               JANUS ASPEN SERIES
                                    ------------------------------------------------------------------------
                                                AGGRESSIVE                            FLEXIBLE
                                                  GROWTH                               INCOME
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------   -----------------------------------
                                    FOR THE NINE                         FOR THE NINE
                                    MONTHS ENDED      FOR THE PERIOD     MONTHS ENDED      FOR THE PERIOD
                                    SEPTEMBER 30,   DECEMBER 8, 1999**   SEPTEMBER 30,   DECEMBER 27, 1999**
                                        2000             THROUGH             2000              THROUGH
                                     (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)     DECEMBER 31, 1999
                                    -------------   ------------------   -------------   -------------------
From operations:
Net investment income.............   $   88,766          $      0         $   79,990           $   437
Net realized gain (loss) on
 investments......................      (81,193)                2             (2,281)                0
Net change in unrealized
 appreciation (depreciation) of
 investments......................      (59,515)           24,479             22,924              (425)
                                     ----------          --------         ----------           -------
Net increase (decrease) in net
 assets resulting from
 operations.......................      (51,942)           24,481            100,633                12
                                     ----------          --------         ----------           -------
From unit transactions:
   Net proceeds from the issuance
     of units.....................    1,352,783           228,583          5,988,068            12,891
   Net asset value of units
     redeemed or used to meet
     contract obligations.........     (371,311)             (282)           (39,716)                0
                                     ----------          --------         ----------           -------
Net increase from unit
 transactions.....................      981,472           228,301          5,948,352            12,891
                                     ----------          --------         ----------           -------
Net increase in net assets........      929,530           252,782          6,048,985            12,903
Net assets beginning of period....      252,782                 0             12,903                 0
                                     ----------          --------         ----------           -------
Net assets end of period*.........   $1,182,312          $252,782         $6,061,888           $12,903
                                     ==========          ========         ==========           =======
Unit transactions:
Units outstanding beginning of
 period...........................       22,352                 0              1,289                 0
Units issued during the period....      110,676            22,380            587,774             1,289
Units redeemed during the
 period...........................      (27,694)              (28)            (1,918)                0
                                     ----------          --------         ----------           -------
Units outstanding end of period...      105,334            22,352            587,145             1,289
                                     ==========          ========         ==========           =======
---------------
 * Includes undistributed net
   investment income of:..........   $   88,766          $      0         $   80,427           $   437
                                     ==========          ========         ==========           =======
** Commencement of operations.

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    --------------------------------------------------------------------------------------------
                                                                         JANUS ASPEN SERIES
                                    --------------------------------------------------------------------------------------------
                                                                                     WORLDWIDE                     CAPITAL
                                           INTERNATIONAL GROWTH                        GROWTH                    APPRECIATION
                                                SUBACCOUNT                           SUBACCOUNT                   SUBACCOUNT
                                    ----------------------------------   ----------------------------------   ------------------
                                    FOR THE NINE                         FOR THE NINE                           FOR THE PERIOD
                                    MONTHS ENDED      FOR THE PERIOD     MONTHS ENDED      FOR THE PERIOD     FEBRUARY 4, 2000**
                                    SEPTEMBER 30,   DECEMBER 2, 1999**   SEPTEMBER 30,   DECEMBER 2, 1999**        THROUGH
                                        2000             THROUGH             2000             THROUGH         SEPTEMBER 30, 2000
                                     (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999       (UNAUDITED)
                                    -------------   ------------------   -------------   ------------------   ------------------
From operations:
Net investment income.............   $  148,348           $    0          $   98,747          $      0             $    959
Net realized gain (loss) on
 investments......................       (1,264)               0             (77,115)                9                  (71)
Net change in unrealized
 appreciation (depreciation) of
 investments......................     (442,927)             493            (194,612)            7,000               (3,503)
                                     ----------           ------          ----------          --------             --------
Net increase (decrease) in net
 assets resulting from
 operations.......................     (295,843)             493            (172,980)            7,009               (2,615)
                                     ----------           ------          ----------          --------             --------
From unit transactions:
   Net proceeds from the issuance
     of units.....................    3,683,357            3,366           1,706,246           110,815              202,572
   Net asset value of units
     redeemed or used to meet
     contract obligations.........       (8,900)              (8)            (82,013)             (102)              (3,112)
                                     ----------           ------          ----------          --------             --------
Net increase from unit
 transactions.....................    3,674,457            3,358           1,624,233           110,713              199,460
                                     ----------           ------          ----------          --------             --------
Net increase in net assets........    3,378,614            3,851           1,451,253           117,722              196,845
Net assets beginning of period....        3,851                0             117,722                 0                    0
                                     ----------           ------          ----------          --------             --------
Net assets end of period*.........   $3,382,465           $3,851          $1,568,975          $117,722             $196,845
                                     ==========           ======          ==========          ========             ========
Unit transactions:
Units outstanding beginning of
 period...........................          317                0              10,224                 0                    0
Units issued during the period....      288,821              318             137,706            10,234               20,302
Units redeemed during the
 period...........................         (736)              (1)             (7,009)              (10)                (314)
                                     ----------           ------          ----------          --------             --------
Units outstanding end of period...      288,402              317             140,921            10,224               19,988
                                     ==========           ======          ==========          ========             ========
---------------
 * Includes undistributed net
   investment income of:..........   $  148,348           $    0          $   98,747          $      0             $    959
                                     ==========           ======          ==========          ========             ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty seven Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of investment income and capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended September 30, 2000 aggregated $3,688,067.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed, during the period ended September 30, 2000 were as follows:

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS

                                                  COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
                                                  -----------------------   -----------------------------
MONY Series Fund, Inc.
  Money Market Portfolio........................       $168,694,557                 $167,740,291
  Intermediate Term Bond Portfolio..............          1,998,465                      969,122
  Long Term Bond Portfolio......................          2,457,055                    1,264,681
  Government Securities Portfolio...............            658,249                      352,704

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                  COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
                                                  -----------------------   -----------------------------
Enterprise Accumulation Trust
  Equity Portfolio..............................       $  2,833,340                 $  1,135,346
  Small Company Value Portfolio.................            302,332                      229,174
  Managed Portfolio.............................            203,834                      138,137
  International Growth Portfolio................            324,652                      780,189
  High Yield Bond Portfolio.....................            329,082                      229,174
  Small Company Growth Portfolio................            225,700                      256,488
  Growth Portfolio..............................            180,123                        2,809

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio................          1,260,371                      295,753
  Small Company Stock Portfolio.................            222,410                      155,794
  Stock Index Fund..............................          8,983,171                    4,353,679
  Socially Responsible Growth Fund, Inc. .......            169,933                        4,548

Van Eck Worldwide Insurance Trust
  Hard Assets Portfolio.........................             18,186                          569
  Worldwide Bond Portfolio......................             81,364                       24,955
  Worldwide Emerging Markets Portfolio..........            186,290                       62,751

T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio.......................            499,938                      247,948
  Prime Reserve Portfolio.......................             95,356                      141,490
  International Stock Portfolio.................          1,101,607                       89,750
  Limited Term Portfolio........................             32,551                        1,222
  New America Growth Portfolio..................            238,073                       69,538
  Personal Strategy Balance Portfolio...........            899,590                       52,524

Fidelity Variable Insurance Product Funds
  VIP Growth Portfolio..........................          1,193,314                      577,024
  VIP II Contrafund Portfolio...................          2,007,285                    1,019,539
  VIP III Growth Opportunities Portfolio........             74,695                       14,644
  VIP II Asset Manager Portfolio................            893,120                      489,515
  VIP III Growth & Income Portfolio.............          6,708,847                    3,707,911

Janus Aspen Series
  Aggressive Growth Portfolio...................          1,786,649                      805,178
  Flexible Income Portfolio.....................          6,108,158                      159,807
  International Growth Portfolio................          3,695,207                       20,750
  Worldwide Growth Portfolio....................          3,107,115                    1,482,883
  Capital Appreciation Portfolio................            204,547                        5,087

The Universal Institutional Funds, Inc.
  Equity Growth Portfolio.......................            731,152                      438,832
  Fixed Income Portfolio........................          3,605,904                       23,549
  Value Portfolio...............................                728                          277

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                    SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2000             1999
                                                              -------------    ------------
                                                                     ($ IN MILLIONS)
                                          ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................    $  994.3         $1,048.8
Mortgage loans on real estate...............................       115.1            165.0
Policy loans................................................        67.7             58.8
Real estate.................................................         7.5              6.9
Other invested assets.......................................         8.1              2.3
                                                                --------         --------
                                                                 1,192.7          1,281.8
                                                                --------         --------
Cash and cash equivalents...................................        71.6             28.9
Accrued investment income...................................        21.4             20.4
Amounts due from reinsurers.................................        17.3             18.6
Deferred policy acquisition costs...........................       471.8            406.4
Current federal income taxes receivable.....................        12.8              2.3
Other assets................................................         7.2             24.9
Separate account assets.....................................     4,252.6          4,387.2
                                                                --------         --------
          Total assets......................................    $6,047.4         $6,170.5
                                                                ========         ========
                           LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $  133.6         $  123.4
Policyholders' account balances.............................     1,157.2          1,154.1
Other policyholders' liabilities............................        57.7             54.0
Accounts payable and other liabilities......................        38.0             79.5
Note payable to affiliate (Note 5)..........................        47.4             49.0
Deferred federal income taxes...............................        38.5             19.4
Separate account liabilities................................     4,252.6          4,387.2
                                                                --------         --------
          Total liabilities.................................    $5,725.0         $5,866.6
                                                                ========         ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................    $    2.5         $    2.5
Capital in excess of par....................................       199.7            199.7
Retained earnings...........................................       126.3            109.0
Accumulated other comprehensive loss........................        (6.1)            (7.3)
                                                                --------         --------
          Total shareholder's equity........................       322.4            303.9
                                                                --------         --------
          Total liabilities and shareholder's equity........    $6,047.4         $6,170.5
                                                                ========         ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
             THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $44.2     $33.7
Premiums....................................................    7.2       1.1
Net investment income.......................................   22.3      23.1
Net realized (losses)/gains on investments..................   (1.1)      0.0
Other income................................................    2.2       1.3
                                                              -----     -----
          Total revenues....................................   74.8      59.2
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   18.7      12.0
Interest credited to policyholders' account balances........   15.9      15.5
Amortization of deferred policy acquisition costs...........    8.9      12.3
Other operating costs and expenses..........................   17.3      12.9
                                                              -----     -----
          Total benefits and expense........................   60.8      52.7
                                                              -----     -----
Income before income taxes..................................   14.0       6.5
Income tax expense..........................................    4.7       2.3
                                                              -----     -----
Net income..................................................    9.3       4.2
Other comprehensive income (loss), net......................    2.5      (2.3)
                                                              -----     -----
Comprehensive income........................................  $11.8     $ 1.9
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $126.2   $105.0
Premiums....................................................    19.5      3.4
Net investment income.......................................    69.3     71.4
Net realized (losses)/gains on investments..................    (2.9)     1.2
Other Income................................................     9.7      4.4
                                                              ------   ------
Total revenues..............................................   221.8    185.4
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    51.0     32.0
Interest credited to policyholders' account balances........    46.8     48.1
Amortization of deferred policy acquisition costs...........    37.0     32.3
Other operating costs and expenses..........................    61.6     52.1
                                                              ------   ------
Total benefited and expenses................................   196.4    164.5
                                                              ------   ------
Income before income taxes..................................    25.4     20.9
Income tax expense..........................................     8.1      7.3
                                                              ------   ------
Net income..................................................    17.3     13.6
Other comprehensive income (loss), net......................     1.2    (11.8)
                                                              ------   ------
Comprehensive income........................................  $ 18.5   $  1.8
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:
  Net income.............................                          17.3                         17.3
  Other comprehensive income(1)..........                                        1.2             1.2
                                                                                              ------
     Comprehensive income................                                                       18.5
                                            ----     ------      ------        -----          ------
Balance, September 30, 2000..............   $2.5     $199.7      $126.3        $(6.1)         $322.4
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------    -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $   (71.6)   $ (45.6)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................      151.7      209.9
  Mortgage loans on real estate.............................       60.6       15.5
  Real Estate...............................................        0.0        1.2
  Other invested assets.....................................        0.0        3.8
Acquisitions of investments:
  Fixed maturities..........................................     (100.7)    (267.8)
  Equity securities.........................................       (0.3)       0.0
  Mortgage loans on real estate.............................      (10.6)     (63.7)
  Real estate...............................................       (0.7)      (0.3)
  Other invested assets.....................................       (0.9)      (0.7)
  Policy loans, net.........................................       (9.0)      (4.6)
  Other, net................................................        0.0        0.3
                                                              ---------    -------
Net cash provided by/(used in) investing activities.........  $    90.1    $(106.4)
                                                              ---------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................         --       50.5
Repayment of note to affiliate..............................       (1.6)      (1.0)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    1,257.2      929.3
Return of policyholders' account balances on annuity and
  universal life policies...................................   (1,231.4)    (912.2)
                                                              ---------    -------
Net cash provided by financing activities...................       24.2       66.6
                                                              ---------    -------
Net decrease in cash and cash equivalents...................       42.7      (85.4)
Cash and cash equivalents, beginning of year................       28.9      133.4
                                                              ---------    -------
Cash and cash equivalents, end of period....................  $    71.6    $  48.0
                                                              =========    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now known

                     MONY LIFE INSURANCE COMPANY OF AMERICA
as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted MONY's motion for summary judgment and dismissed all claims filed in the Goshen case against us. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY intends to defend itself vigorously against the sole remaining claim.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations. There can be no assurance, however, that the present litigation relating to sales practices will not have a material effect on MONY.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At September 30, 2000, the Company had commitments outstanding of $4.4 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on the agricultural loans range from 7.9% to 8.3%. There was a fixed rate commercial mortgage commitment of $5.8 million outstanding as of September 30, 2000. The interest rate on this commercial loan is 8.0%. The Company had commitments outstanding to purchase $24.5 million of private fixed maturity securities as of September 30, 2000 with interest rates ranging from 7.6% to 9.1%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of September 30, 2000 is $47.4 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage,

                     MONY LIFE INSURANCE COMPANY OF AMERICA
after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. In the third quarter of 2000 the treaty was amended to include new sales of universal life business written by USFL. At September 30, 2000 the Company recorded a payable of $5.6 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.